Label	Element	Value
Baird Ultra Short Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers
•Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co., Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Short‑Term U.S. Government/Corporate Index. The duration of the Fund’s benchmark as of March 31, 2025 was 0.56 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than eighteen months during normal market conditions.
Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.
The Fund invests primarily in short-term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are prices of long-term bonds. Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. The Fund may invest in foreign debt obligations. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations: •Obligations of U.S. government and other public‑sector entities •Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers •Corporate debt of U.S. and foreign issuers •Money market instruments The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co., Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	1.76%
Worst quarter:	1st quarter 2020	-0.50%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Baird Ultra Short Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Ultra Short Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Ultra Short Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Ultra Short Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Ultra Short Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Ultra Short Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Ultra Short Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Ultra Short Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Baird Ultra Short Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Baird Ultra Short Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Ultra Short Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Ultra Short Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Baird Ultra Short Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Ultra Short Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Baird Ultra Short Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Ultra Short Bond Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Bloomberg Short‑Term U.S. Government/Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Short‑Term U.S. Government/Corporate Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUBSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 675
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUBIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	81
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 366
Annual Return 2015	rr_AnnualReturn2015	0.30%
Annual Return 2016	rr_AnnualReturn2016	1.56%
Annual Return 2017	rr_AnnualReturn2017	1.30%
Annual Return 2018	rr_AnnualReturn2018	1.95%
Annual Return 2019	rr_AnnualReturn2019	3.11%
Annual Return 2020	rr_AnnualReturn2020	1.66%
Annual Return 2021	rr_AnnualReturn2021	0.20%
Annual Return 2022	rr_AnnualReturn2022	0.96%
Annual Return 2023	rr_AnnualReturn2023	5.71%
Annual Return 2024	rr_AnnualReturn2024	5.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Baird Ultra Short Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Baird Ultra Short Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.31%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Baird Short-Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Short‑Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Fund invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than the prices of long-term bonds. The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1‑3 Year U.S. Government/Credit Index. The duration of the Fund’s benchmark as of March 31, 2025 was 1.87 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:
•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.
The Fund may invest in foreign debt obligations and money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations: •Obligations of U.S. government and other public‑sector entities •Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers •Corporate debt of U.S. and foreign issuers The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	2nd quarter 2020	3.43%
Worst quarter:	1st quarter 2022	-2.64%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Short-Term Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Short-Term Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Short-Term Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Short-Term Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Short-Term Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Short-Term Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Short-Term Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Short-Term Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Short-Term Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Short-Term Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Short-Term Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Short-Term Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Short-Term Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Short-Term Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Short-Term Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Short-Term Bond Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Baird Short-Term Bond Fund | Bloomberg U.S. Aggregate Index, since 8/31/04 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
Baird Short-Term Bond Fund | Bloomberg U.S. Aggregate Index, since 9/19/12 (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[3]
Baird Short-Term Bond Fund | Bloomberg 1‑3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg 1‑3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	1.63%
Baird Short-Term Bond Fund | Bloomberg 1‑3 Year U.S. Government/Credit Index, since 8/31/04 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
Baird Short-Term Bond Fund | Bloomberg 1‑3 Year U.S. Government/Credit Index, since 9/19/12 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[3]
Baird Short-Term Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSBSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	4.73%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.84%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 19, 2012	[3]
Baird Short-Term Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSBIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	0.89%
Annual Return 2016	rr_AnnualReturn2016	2.25%
Annual Return 2017	rr_AnnualReturn2017	1.53%
Annual Return 2018	rr_AnnualReturn2018	1.49%
Annual Return 2019	rr_AnnualReturn2019	4.68%
Annual Return 2020	rr_AnnualReturn2020	4.23%
Annual Return 2021	rr_AnnualReturn2021	(0.42%)
Annual Return 2022	rr_AnnualReturn2022	(3.64%)
Annual Return 2023	rr_AnnualReturn2023	5.65%
Annual Return 2024	rr_AnnualReturn2024	4.99%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	4.99%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.13%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004	[2]
Baird Short-Term Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[2]
1 Year	rr_AverageAnnualReturnYear01	3.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.99%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[2]
Baird Short-Term Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	2.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[2]
Baird Intermediate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Intermediate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•    Obligations of U.S. government and other public‑sector entities
•    Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•    Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Intermediate U.S. Government/Credit Index. The duration of the Fund’s benchmark as of March 31, 2025 was 3.76 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.
In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.
The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations: • Obligations of U.S. government and other public‑sector entities • Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers • Corporate debt of U.S. and foreign issuers The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	4.64%
Worst quarter:	1st quarter 2022	-4.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Intermediate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Intermediate Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Intermediate Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Intermediate Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Baird Intermediate Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Intermediate Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Intermediate Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Intermediate Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Intermediate Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Intermediate Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Intermediate Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Intermediate Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Intermediate Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Intermediate Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Intermediate Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Intermediate Bond Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Intermediate Bond Fund | Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Intermediate U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Intermediate Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIMSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.21%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Intermediate Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIMIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	0.99%
Annual Return 2016	rr_AnnualReturn2016	2.83%
Annual Return 2017	rr_AnnualReturn2017	2.74%
Annual Return 2018	rr_AnnualReturn2018	0.58%
Annual Return 2019	rr_AnnualReturn2019	7.05%
Annual Return 2020	rr_AnnualReturn2020	7.42%
Annual Return 2021	rr_AnnualReturn2021	(1.41%)
Annual Return 2022	rr_AnnualReturn2022	(8.64%)
Annual Return 2023	rr_AnnualReturn2023	5.78%
Annual Return 2024	rr_AnnualReturn2024	3.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Intermediate Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Baird Intermediate Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Baird Aggregate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Aggregate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public-sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Aggregate Index. The duration of the Fund’s benchmark as of March 31, 2025 was 6.09 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.
The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations: •Obligations of U.S. government and other public-sector entities•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers •Corporate debt of U.S. and foreign issuers The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	7.20%
Worst quarter:	1st quarter 2022	-6.33%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Aggregate Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Aggregate Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Aggregate Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Aggregate Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Aggregate Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Aggregate Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Aggregate Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Aggregate Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Aggregate Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Aggregate Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Aggregate Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Aggregate Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Aggregate Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Aggregate Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Aggregate Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Aggregate Bond Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Aggregate Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAGSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
10 Years	rr_AverageAnnualReturnYear10	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Aggregate Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAGIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	0.55%
Annual Return 2016	rr_AnnualReturn2016	3.52%
Annual Return 2017	rr_AnnualReturn2017	4.20%
Annual Return 2018	rr_AnnualReturn2018	(0.30%)
Annual Return 2019	rr_AnnualReturn2019	9.48%
Annual Return 2020	rr_AnnualReturn2020	8.63%
Annual Return 2021	rr_AnnualReturn2021	(1.46%)
Annual Return 2022	rr_AnnualReturn2022	(13.35%)
Annual Return 2023	rr_AnnualReturn2023	6.43%
Annual Return 2024	rr_AnnualReturn2024	1.85%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Aggregate Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Baird Aggregate Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Baird Core Plus Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Core Plus Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Universal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 5.86 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.
The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations: •Obligations of U.S. government and other public‑sector entities •Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers •Corporate debt of U.S. and foreign issuers The Fund invests primarily in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	7.12%
Worst quarter:	1st quarter 2022	-6.14%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Baird Core Plus Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Core Plus Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Core Plus Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Core Plus Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Baird Core Plus Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Core Plus Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Core Plus Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Core Plus Bond Fund | Mortgage‑ And Asset‑Backed Debt Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.
Baird Core Plus Bond Fund | Government Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.
Baird Core Plus Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Core Plus Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Core Plus Bond Fund | Foreign Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.
Baird Core Plus Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Core Plus Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Core Plus Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Core Plus Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Core Plus Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Universal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	0.06%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Core Plus Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCOSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Core Plus Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCOIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	0.14%
Annual Return 2016	rr_AnnualReturn2016	4.73%
Annual Return 2017	rr_AnnualReturn2017	4.65%
Annual Return 2018	rr_AnnualReturn2018	(0.51%)
Annual Return 2019	rr_AnnualReturn2019	10.11%
Annual Return 2020	rr_AnnualReturn2020	8.80%
Annual Return 2021	rr_AnnualReturn2021	(1.02%)
Annual Return 2022	rr_AnnualReturn2022	(12.87%)
Annual Return 2023	rr_AnnualReturn2023	6.89%
Annual Return 2024	rr_AnnualReturn2024	2.54%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2000
Baird Core Plus Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Baird Core Plus Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Baird Short-Term Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Short‑Term Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1-5 Year Short Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 2.33 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be more than three months but less than three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	3.71%
Worst quarter:	1st quarter 2022	-3.31%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Short-Term Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Short-Term Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Short-Term Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). The Fund invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Short-Term Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Short-Term Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Short-Term Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Baird Short-Term Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Short-Term Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Short-Term Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Short-Term Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Short-Term Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Short-Term Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Short-Term Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Short-Term Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Short-Term Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Short-Term Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Short-Term Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Short-Term Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Short-Term Municipal Bond Fund | Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Short-Term Municipal Bond Fund | Bloomberg 1-5 Year Short Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg 1-5 Year Short Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Short-Term Municipal Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTMSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Short-Term Municipal Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTMIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2016	rr_AnnualReturn2016	0.71%
Annual Return 2017	rr_AnnualReturn2017	2.84%
Annual Return 2018	rr_AnnualReturn2018	1.75%
Annual Return 2019	rr_AnnualReturn2019	3.96%
Annual Return 2020	rr_AnnualReturn2020	3.25%
Annual Return 2021	rr_AnnualReturn2021	0.74%
Annual Return 2022	rr_AnnualReturn2022	(3.66%)
Annual Return 2023	rr_AnnualReturn2023	4.15%
Annual Return 2024	rr_AnnualReturn2024	3.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Short-Term Municipal Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Baird Short-Term Municipal Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Baird Strategic Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Strategic Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.

The Advisor attempts to keep the duration of the Fund’s portfolio within ±2 years of its benchmark, the Bloomberg 1-10 Year Municipal Blend Index. The duration of the Fund’s benchmark as of March 31, 2025 was 4.13 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and 10 years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	5.96%
Worst quarter:	1st quarter 2022	-3.98%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Baird Strategic Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Strategic Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Strategic Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Strategic Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Strategic Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Strategic Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Strategic Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Baird Strategic Municipal Bond Fund | U.S. Treasury Futures Contracts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Baird Strategic Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Strategic Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Strategic Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Strategic Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Strategic Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Strategic Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Strategic Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Strategic Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Strategic Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Strategic Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Strategic Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Strategic Municipal Bond Fund | Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Strategic Municipal Bond Fund | Bloomberg 1-10 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg 1-10 Year Municipal Blend Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.91%
5 Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Strategic Municipal Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSNSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Years	rr_AverageAnnualReturnYear05	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Strategic Municipal Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSNIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2020	rr_AnnualReturn2020	8.39%
Annual Return 2021	rr_AnnualReturn2021	2.26%
Annual Return 2022	rr_AnnualReturn2022	(5.31%)
Annual Return 2023	rr_AnnualReturn2023	6.78%
Annual Return 2024	rr_AnnualReturn2024	3.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Strategic Municipal Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Baird Strategic Municipal Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Baird Quality Intermediate Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Quality Intermediate Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to seek total return with relatively low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, municipal lease participations and tax-exempt commercial paper. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency. The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Quality Intermediate Municipal Index. The
duration of the Fund’s benchmark as of March 31, 2025 was 4.43 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average portfolio effective maturity is expected to be more than three years but less than eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Fund may invest in debt obligations of all maturities.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	5.28%
Worst quarter:	1st quarter 2022	-4.66%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.
Baird Quality Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Quality Intermediate Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Quality Intermediate Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Quality Intermediate Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Quality Intermediate Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.
Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Quality Intermediate Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Quality Intermediate Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Quality Intermediate Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Baird Quality Intermediate Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Quality Intermediate Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Quality Intermediate Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Quality Intermediate Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Quality Intermediate Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Quality Intermediate Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Quality Intermediate Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Quality Intermediate Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Quality Intermediate Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Quality Intermediate Municipal Bond Fund | Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Baird Quality Intermediate Municipal Bond Fund | Bloomberg Quality Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Quality Intermediate Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Baird Quality Intermediate Municipal Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMBSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Baird Quality Intermediate Municipal Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMBIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2015	rr_AnnualReturn2015	2.19%
Annual Return 2016	rr_AnnualReturn2016	(0.46%)
Annual Return 2017	rr_AnnualReturn2017	3.12%
Annual Return 2018	rr_AnnualReturn2018	1.19%
Annual Return 2019	rr_AnnualReturn2019	5.65%
Annual Return 2020	rr_AnnualReturn2020	4.43%
Annual Return 2021	rr_AnnualReturn2021	0.27%
Annual Return 2022	rr_AnnualReturn2022	(5.74%)
Annual Return 2023	rr_AnnualReturn2023	4.29%
Annual Return 2024	rr_AnnualReturn2024	1.58%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2001
Baird Quality Intermediate Municipal Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	1.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Baird Quality Intermediate Municipal Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Baird Core Intermediate Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Core Intermediate Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1-15 Year Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 4.90 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be between three and ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	5.89%
Worst quarter:	1st quarter 2022	-4.53%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Baird Core Intermediate Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Core Intermediate Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Core Intermediate Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Core Intermediate Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Core Intermediate Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Core Intermediate Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Core Intermediate Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.
Baird Core Intermediate Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Core Intermediate Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated
maturities.
Baird Core Intermediate Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Core Intermediate Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Core Intermediate Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Core Intermediate Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Core Intermediate Municipal Bond Fund | Liquidity Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Core Intermediate Municipal Bond Fund | Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Core Intermediate Municipal Bond Fund | Sector Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Core Intermediate Municipal Bond Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Core Intermediate Municipal Bond Fund | Recent Market Events Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Core Intermediate Municipal Bond Fund | Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Core Intermediate Municipal Bond Fund | Bloomberg 1-15 Year Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg 1-15 Year Municipal Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Core Intermediate Municipal Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMNSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.26%
5 Years	rr_AverageAnnualReturnYear05	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Core Intermediate Municipal Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMNIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2016	rr_AnnualReturn2016	1.14%
Annual Return 2017	rr_AnnualReturn2017	5.26%
Annual Return 2018	rr_AnnualReturn2018	1.30%
Annual Return 2019	rr_AnnualReturn2019	6.75%
Annual Return 2020	rr_AnnualReturn2020	5.26%
Annual Return 2021	rr_AnnualReturn2021	1.60%
Annual Return 2022	rr_AnnualReturn2022	(6.07%)
Annual Return 2023	rr_AnnualReturn2023	5.54%
Annual Return 2024	rr_AnnualReturn2024	2.41%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015
Baird Core Intermediate Municipal Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Baird Core Intermediate Municipal Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Baird Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 15% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 6.51 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑866‑442‑2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	4th quarter 2023	7.35%
Worst quarter:	1st quarter 2022	-5.50%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Baird Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Please be aware that you may lose money by investing in the Fund.
Baird Municipal Bond Fund | Management Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risks The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Baird Municipal Bond Fund | Bond Market Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Baird Municipal Bond Fund | Call Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Baird Municipal Bond Fund | Credit Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Baird Municipal Bond Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.
Baird Municipal Bond Fund | Non‑Investment Grade Quality Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Baird Municipal Bond Fund | Municipal Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Baird Municipal Bond Fund | Municipal Housing Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated
maturities.
Baird Municipal Bond Fund | Municipal Lease Obligations Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Baird Municipal Bond Fund | Zero Coupon Bonds Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
Baird Municipal Bond Fund | When‑Issued, Delayed Delivery And Forward Commitments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Baird Municipal Bond Fund | Tax Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Baird Municipal Bond Fund | Liquidity Risks Member
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Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Baird Municipal Bond Fund | Valuation Risks Member
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Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.
Baird Municipal Bond Fund | Sector Risks Member
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Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Baird Municipal Bond Fund | Cybersecurity Risk Member
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Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Baird Municipal Bond Fund | Recent Market Events Risk Member
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Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Baird Municipal Bond Fund | Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Municipal Bond Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMQSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Municipal Bond Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMQIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 381
Annual Return 2020	rr_AnnualReturn2020	9.95%
Annual Return 2021	rr_AnnualReturn2021	3.46%
Annual Return 2022	rr_AnnualReturn2022	(7.73%)
Annual Return 2023	rr_AnnualReturn2023	7.14%
Annual Return 2024	rr_AnnualReturn2024	2.73%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.73%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Baird Municipal Bond Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Baird Municipal Bond Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%

[1]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.
[2]	The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.
[3]	The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.